Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Funds Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	ifvip_SupplementTextBlock	Ivy Funds Variable Insurance Portfolios

Supplement dated April 1, 2015 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 30, 2014

and as supplemented May 15, 2014, May 29, 2014, July 9, 2014, August 4, 2014, November 14, 2014

and December 12, 2014

The following is inserted as a new paragraph following the third paragraph of the “Ivy Funds VIP Global Growth — Performance” section:

In November 2014, the Portfolio filed a prospectus supplement reflecting the Portfolio’s increased emphasis on investments in the stocks of U.S. companies. Effective January 1, 2015, the Portfolio changed its name and investment strategy to reflect a global focus. Performance prior to January 2015 reflects the Portfolio’s former international strategy and may have differed if the Portfolio’s current strategy that includes investing globally had been in place.

Ivy Funds VIP Global Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ifvip_SupplementTextBlock	Ivy Funds Variable Insurance Portfolios

Supplement dated April 1, 2015 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 30, 2014

and as supplemented May 15, 2014, May 29, 2014, July 9, 2014, August 4, 2014, November 14, 2014

and December 12, 2014

The following is inserted as a new paragraph following the third paragraph of the “Ivy Funds VIP Global Growth — Performance” section:

In November 2014, the Portfolio filed a prospectus supplement reflecting the Portfolio’s increased emphasis on investments in the stocks of U.S. companies. Effective January 1, 2015, the Portfolio changed its name and investment strategy to reflect a global focus. Performance prior to January 2015 reflects the Portfolio’s former international strategy and may have differed if the Portfolio’s current strategy that includes investing globally had been in place.